Derivative Liabilities (Tables)	12 Months Ended
Jul. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Liability

The derivative liabilities were valued at the closing dates of the October and November Private Placements and at July 31, 2016 using the following assumptions:

	July 31, 2016	On issuance
Closing price per share of common stock	$1.01	$0.87 -0.75
Exercise price per share	$0.45	$0.45
Volatility	90.00%	90.00%
Risk-free interest rate	1.0%	1.7 – 0.1%
Dividend yield	0.0	0.0
Expected term of underlying securities (years)	4.3	5.0 – 0.5